Business Combinations (Acquisition of Shanghai Jingmao and Its Affiliate, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member]
Business Acquisition [Line Items]
Fair value of previously held 50% equity interests			$ 2,704,000
Consideration for the remaining 50% equity interests			3,036,000
Total consideration			5,740,000
Tangible assets			9,514,000
Identifiable intangible assets acquired			10,101,000
Goodwill	134,921,000	134,616,000	5,147,000
Liabilities assumed			(19,022,000)
Total			$ 5,740,000